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Invesco Floating Rate Municipal Income ETF
Summary Information
Investment Objective
The Invesco Floating Rate Municipal Income ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE US Municipal AMT-Free VRDO Constrained Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Floating Rate Municipal Income ETF Invesco Floating Rate Municipal Income ETF
Management Fees	0.25%
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Floating Rate Municipal Income ETF | Invesco Floating Rate Municipal Income ETF | USD ($)	26	80	141	318

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund did not have a portfolio turnover rate, since the Fund invested only in securities that are excluded from portfolio turnover rate calculations.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles and calculates the Underlying Index, which is designed to track the performance of U.S. dollar denominated tax-exempt variable rate demand obligations (“VRDOs”) that are publicly issued by U.S. states and territories, and their political subdivisions, and that have interest rates that reset daily, weekly or monthly. Securities eligible for the Underlying Index must have at least one day remaining term to final maturity, at least $10 million amount outstanding, an investment grade rating (based on an average of ratings from Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”)). Securities whose interest is subject to the U.S. alternative minimum tax (“AMT”) are excluded from the Underlying Index.
As of October 31, 2023, the Underlying Index was comprised 974 constituents with market capitalizations ranging from approximately $10 million to $300 million.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	2.11%
Best Quarter	December 31, 2022	0.51%
Worst Quarter	December 31, 2021	-0.08%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Floating Rate Municipal Income ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Floating Rate Municipal Income ETF		0.88%	0.64%	0.37%	Nov. 15, 2007
After Taxes on Distributions | Invesco Floating Rate Municipal Income ETF		0.65%	0.41%	0.25%
After Taxes on Distributions and Sale of Fund Shares | Invesco Floating Rate Municipal Income ETF		0.52%	0.41%	0.25%
ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)	[1]	0.98%
Blended - ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)	[2]	0.98%	0.84%	0.56%
Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes)		(1.13%)	1.02%	0.83%
[1]	The Underlying Index commenced operations on July 30, 2019, and therefore performance prior to this date is unavailable.
[2]	The “Blended - ICE US Municipal AMT-Free VRDO Constrained Index” reflects the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the former underlying index, for the period from the Fund's inception through March 24, 2021, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.